Biological Assets and Inventory - Schedule of the Effect of Changes in Fair Values of Biological Assets and Inventory (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in biological assets [abstract]
Unrealized change in fair value of biological assets	$ (11,620)	$ (2,179)
Realized fair value increments on inventory sold during the year	3,956	266
Net effect of changes in fair value of biological assets and inventory	$ (7,664)	$ (1,913)